As filed with the Securities and Exchange Commission on August 8, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04262

American Pension Investors Trust

(Exact name of registrant as specified in charter)

2303 Yorktown Avenue, Lynchburg,Virginia 24501

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg,Virginia 24501

(Name and address of agent for service)

with copies to:

R. Darrell Mounts, Esq.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W.

Washington, D.C. 20036-1800

Date of fiscal year end: May 31

Date of reporting period: May 31, 2005

Item 1. Reports to Stockholders.

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

API EFFICIENT FRONTIER INCOME FUND

ANNUAL REPORT DATED MAY 31, 2005

Dear Fellow Shareholders:

Any doubts that we were in the midst of a strong economic recovery during the past year have been laid to rest. Record earnings and strong economic results are the highlights of our fiscal year ended May 31, 2005.

More often than not, the stock markets (or, for that matter, all financial markets) are volatile and un-predictable. The goal of a well-structured portfolio is to accept the short term, erratic nature of the markets and to capture the long term power of compound returns. During the fiscal year, we saw the continued recovery from the recessionary lows of 2000 to 2003. It is with great pleasure that we report positive returns on all five of the API Efficient Frontier Funds. The following report details the financial results of the five API Efficient Frontier Funds for the fiscal year.

ECONOMIC OVERVIEW

We continue to expect global growth momentum to slow down through 2005. At the same time, the pressure on inflation is likely to continue upwards.

Investor attention on U.S. inflation intensified following the Federal Reserve Committee meeting on March 22nd, which highlighted growing inflationary pressures and evidence of pricing power. This had the effect of pushing bond yields up to nine-month highs, and the U.S. dollar picked itself up off the floor as well. Hard on the heels of this inflation scare, financial markets are now worrying about slowing economic growth—in particular bond yields have settled back.

With increased uncertainty regarding economic prospects, risk aversion has returned to financial markets. Global markets have fallen, and, in particular, lower-quality and more cyclical assets have underperformed on concern that rising interest rates will slow economic growth. The rise in oil prices has not helped, although there are signs that they may have peaked for now.

In our view, while there are grounds for caution, investors may be getting too pessimistic, because we expect growth to remain solid this year. Underlining this contention, the International Monetary Fund (IMF) recently forecast solid global growth of 4.3% for 2005 and 4.4% for 2006 (down from 5.1% in 2004).

STRATEGIES AFFECTING FISCAL YEAR 2005 RESULTS

Our portfolios benefited during the fiscal year from several investments that were unpopular and depressed at the beginning of the period. The Value Fund enjoyed a return of 13.05% for the fiscal year. Companies such as Wellpoint Health, Chicago Mercantile Exchange and Legg Mason were leading factors in the Value Fund’s success. The Growth Fund, with its well-rounded diversification, benefited from broad market participation, both domestically and abroad. The Vontobel Eastern European Fund and the Oakmark International Small-Cap Fund were particular standouts in the Growth Fund’s portfolio. These two, along with holdings in Verisign and Autodesk helped boost performance in the Growth Fund to 9.42%. The Capital Income Fund had a return of 13.05%. It saw much of its gain come from real estate and interest sensitive holdings. The S&P Mid Cap 400 Index and i Shares Latin America were both leading forces in the Multiple Index Fund’s 8.14% fiscal year return.

The Income Fund was up 0.06% for the fiscal year. These have been very turbulent times within the fixed in-come marketplace. As was the case last year, we saw the benefits of a low inflationary, moderate growth economy as the best case scenario for Income Fund investors. Today the risk of owning long term fixed income investments may be at its highest point in fifty years. We are currently managing the Income Fund mindful of the realization that economic growth often comes at the expense of fixed income investors. As a result, we have shortened our maturities and attempted to lock in the stability of your investment for the coming months.

GOING FORWARD

The second leg of the current bull market has been led by the energy sector, as well as a broad spectrum of basic industry companies that cover the gambit in both size and diversity of product. Skeptics have tried their best to call short the strong economic growth and earnings that we have witnessed over the last fiscal year. Those skeptics claimed that the bull market was in danger of faltering because of a slowing economy, a peak in earn-ings growth, the Federal Reserve’s interest-rate hikes, oil prices rising to a 21-year high, the Iraq quagmire, the specter of new terrorist attacks, uncertainty about the outcome of the Bush-Kerry presidential race, and an in-creased incidence of disappointing earnings forecasts.

Large, medium, and small companies generally are all at their most efficient operating levels in history. The success of corporate strategies, business leaders, and portfolio managers can only be determined after long peri-ods of time. We know that earnings drive markets, and that free markets may often compound at a different level or sequence than is expected, or that can be predicted. The level of diversification of securities, markets, and managers has been found to directly correlate to risk and return. It is our commitment to you that we will always strive to be the most open-minded and inclusive managers within the fund industry. Our commitment stands today, as it has in the past, to reduce your risk and improve your performance over the long term. We are committed to providing our clients with world-class investment management and thorough communication of both risks and returns.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten	David M. Basten
President	Certified Fund Specialist

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2005

	Shares	Value
MUTUAL FUNDS — 71.1%
China Region Funds — 2.8%
Matthews China Fund	104,409	$1,451,289

Emerging Markets Funds — 3.8%
Third Millennium Russia Fund	35,659	1,301,199
Vontobel Eastern Europe Equity Fund†	34,540	671,103

		1,972,302

Flexible Portfolio Funds — 7.3%
Rydex Juno Fund†	219,602	3,849,631

Global Funds — 5.7%
CSI Equity Fund†	61,585	939,164
Oakmark Global Fund	93,953	2,066,017

		3,005,181

International Funds — 4.4%
Oakmark International Small Cap Fund	114,409	2,296,188

Japanese Funds — 2.4%
Matthews Japan Fund†	83,763	1,286,607

Large Cap Core Funds — 2.7%
Legg Mason Value Trust — Navigator	21,023	1,439,888

Large Cap Growth Funds — 3.1%
Alger Large Cap Growth Fund†	164,575	1,616,128

Mid Cap Core Funds — 2.6%
Legg Mason Special Investment Trust	26,686	1,390,612

Mid Cap Growth Funds — 4.9%
Alger Mid Cap Growth Fund†	179,383	1,548,076
Rydex Mid Cap Growth Fund†	37,120	1,010,393

		2,558,469

Money Market Funds — 1.6%
Government Obligations Fund	861,269	861,269

Multi Cap Growth Funds — 15.4%
Alger Capital Appreciation Fund†	189,728	1,627,868
Rydex Core Equity Fund†	86,118	1,299,522
Rydex OTC Fund†	513,149	5,152,021

		8,079,411

Pacific Region Funds — 5.9%
Matthews Korea Fund	328,819	1,479,684
Matthews Pacific Tiger Fund	101,064	1,636,227

		3,115,911

	Shares	Value
Small Cap Growth Fund — 8.5%
Alger Small Cap Growth Fund†	352,972	$1,634,258
TrendStar Small Cap Fund†	116,175	1,370,867
Turner Small Cap Growth Fund	65,349	1,460,557

		4,465,682

Total Mutual Funds (cost $31,714,573)		37,388,568

COMMON STOCKS — 21.9%
Basic Material — Steel — 1.2%
Nucor Corporation	12,000	635,520

Building Materials/Supplies — 1.0%
Masco Corporation	17,000	544,340

Communications — 1.5%
CommScope, Inc.†	46,000	778,320

Computers — Software — 3.0%
Autodesk, Inc.	24,000	949,920
Yahoo! Inc.†	17,000	632,400

		1,582,320

Conglomerates — 1.0%
ChoicePoint, Inc.†	13,500	530,010

Home Construction/Manufacturing — 1.3%
Lennar Corporation	12,000	696,120

Industrial Services — 1.7%
Verisign, Inc.	28,000	905,800

Instruments and Controls — 1.3%
Garmin Ltd.	15,200	674,120

Media — TV/Newspaper — 1.2%
USA Interactive, Inc.†	26,000	637,000

Medical Instruments/Supplies — 2.4%
Patterson Dental Company†	14,000	635,460
PolyMedica Corporation	18,000	631,800

		1,267,260

Office Products/Services — 1.6%
Websense, Inc.†	15,000	805,650

Retailers — Specialty — 1.2%
Tractor Supply Co.†	14,000	621,880

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2005

	Shares	Value
Securities Brokers — 3.5%
Goldman Sachs	5,500	$536,250
Jefferies Group, Inc.	14,000	495,740
Legg Mason, Inc.	9,750	801,255

		1,833,245

Total Common Stocks (cost $8,510,396)		11,511,585

EXCHANGE TRADED FUNDS — 7.3%
i Shares Russell 1000	11,000	530,640
i Shares Russell 2000	8,000	503,200
i Shares Russell 3000	13,000	508,300
i Shares Russell Mid Cap Growth	7,500	631,950
i Shares S&P 500 Barra	8,800	505,120
i Shares S&P Mid Cap 400	4,000	545,400
i Shares S&P Small Cap	6,000	638,340

Total Exchange Traded Funds (cost $3,236,736)		3,862,950

Total Investments — 100.3% (cost $43,461,705*)		52,763,103

Liabilities in Excess of Other Assets — (0.3)%		(175,122)

Net Assets		$52,587,981

* Cost for Federal income tax purposes $43,554,978.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	9,832,678

Excess of tax cost over value	624,553

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2005

	Shares	Value
MUTUAL FUNDS — 46.4%
Fixed Income Funds — 14.9%
Rydex U.S. Government Bond Fund	183,181	$2,192,681
Western Asset Management High Yield Fund	95,877	976,031

		3,168,712

Flexible Portfolio Funds — 4.1%
Alger Balanced Fund	45,285	883,503

Money Market Funds — 25.7%
Government Obligations Fund	5,473,545	5,473,545

Real Estate Funds — 1.7%
CGM Realty Fund	11,819	358,826

Total Mutual Funds (cost $9,725,272)		9,884,586

COMMON STOCKS — 18.8%
Auto/Trucks — 1.9%
General Motors Corp.	13,000	409,890

Banks — 3.8%
Citi Group	9,000	423,990
J.P. Morgan Chase & Co.	11,000	393,250

		817,240

Basic Materials/Chemicals — 1.9%
du Pont (E.I.) de Nemours & Co.	9,000	418,590

Electrical Equipment — 1.9%
General Electric Co.	11,000	401,280

Drugs — 3.7%
Merck & Co., Inc.	12,000	389,280
Pfizer, Inc.	14,000	390,600

		779,880

Tobacco — 1.9%
Altria Group, Inc.	6,000	402,840

Utilities — Telecommunications — 3.7%
SBC Communications	17,000	397,460
Verizon Communications	11,000	389,180

		786,640

Total Common Stocks (cost $4,050,582)		4,016,360

CLOSED END FUNDS — 7.3%
ACM Income Fund, Inc.	49,000	405,230
John Hancock Premium Dividend Trust II	20,000	240,400
Latin American Discovery Fund	26,500	516,220
Oppenheimer Multi-Sector	43,000	403,340

Total Closed End Funds (cost $1,363,171)		1,565,190

	Shares	Value

EXCHANGE TRADED FUNDS — 48.6%
Asia 50 ADR Index	6,000	$402,420
i Shares Cohen & Steers Realty Major	4,000	549,400
i Shares Dow Jones Select Dividend Index	16,000	981,920
i Shares Dow Jones U.S. Utilities Index	10,000	739,400
i Shares EAFE Index	2,500	387,125
i Shares Lehman 7-10 Year Treasury Bond Fund	4,500	390,645
i Shares Lehman Aggregate Bond Fund	5,000	514,150
i Shares MSCI Brazil	18,000	428,220
i Shares MSCI Canada	23,500	405,375
i Shares MSCI Pacific Ex-Japan	4,500	406,125
i Shares MSCI Taiwan	35,000	414,750
i Shares Russell Midcap Value Index	3,500	401,625
i Shares S&P 100 Index	9,000	508,050
i Shares S&P 1500 Index	4,000	422,160
i Shares S&P Global Energy Sector	5,000	405,700
i Shares S&P Latin America 40	5,000	437,500
i Shares S&P Midcap 400	3,000	401,760
i Shares S&P SmallCap 600	2,500	399,550
i Shares S&P/TOPIX 150	5,000	435,000
PowerShares High Yield Equity Dividend Trust	63,000	938,700
StreetTRACKS Dow Jones Global Titans Index	6,000	386,400

Total Exchange Traded Funds (cost $9,756,873)		10,355,975

Total Investments — 121.1% (cost $24,895,898*)		25,822,111

Liabilities in Excess of Other Assets — (21.1)%		(4,493,467)

Net Assets		$21,328,644

* Cost for Federal income tax purposes $24,901,369.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	993,495

Excess of tax cost over value	72,753

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

May 31, 2005

	Shares	Value
MUTUAL FUNDS — 33.7%
Financial Sector Funds — 3.5%
Rydex Financial Services Fund†	86,133	$971,576

Gold Oriented Funds — 10.3%
Rydex Precious Metals Fund†	89,457	2,880,509

Money Market Funds — 1.5%
Government Obligations Fund	427,983	427,983

Multi Cap Growth Funds — 8.9%
Rydex OTC Fund†	244,424	2,454,020

Natural Resources Funds — 9.5%
Rydex Energy Services Fund†	95,137	2,667,642

Total Mutual Funds (cost $9,238,883)		9,401,730

EXCHANGE TRADED FUNDS — 66.4%
Diamonds Trust Series	10,000	1,046,000
i Shares Dow Jones U.S. Financial Sector	8,000	749,760
i Shares Goldman Sachs Networking†	28,500	782,325
i Shares Goldman Sachs Semiconductor†	10,000	535,100
i Shares Goldman Sachs Software	19,000	753,350
i Shares MSCI — Austria	25,000	565,500
i Shares MSCI — Brazil	27,000	642,330
i Shares MSCI Emerging Markets	4,500	929,700

	Shares	Value
i Shares MSCI — Hong Kong	90,000	$1,084,500
i Shares MSCI — Japan	75,000	759,000
i Shares MSCI — Mexico	24,000	620,400
i Shares MSCI — Singapore	118,000	868,480
i Shares MSCI — Spain	15,000	502,800
i Shares MSCI — Sweden	25,000	510,250
i Shares MSCI — Taiwan	61,000	722,850
i Shares MSCI — United Kingdom	27,000	479,790
i Shares Russell 1000 Index	21,000	1,353,450
i Shares Russell Mid Cap Index	6,000	479,940
i Shares S&P Latin America 40	22,000	1,925,000
Rydex S&P Equal Weight ETF	9,000	1,384,830
SPDR — S&P Mid Cap 400 Index	15,000	1,839,000

Total Exchange Traded Funds (cost $15,813,638)		18,534,355

Total Investments — 100.1% (cost $25,052,521*)		27,936,085

Liabilities in Excess of Other Assets — (0.1)%		(35,704)

Net Assets		$27,900,381

* Cost for Federal income tax purposes $25,062,728.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	2,947,992

Excess of tax cost over value	74,635

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

May 31, 2005

	Shares	Value
COMMON STOCKS — 70.3%
Aerospace/Defense — 2.4%
Boeing Company	12,000	$766,800

Banks — 7.1%
Bank of America Corp.	14,000	648,480
Citi Group	11,000	518,210
J.P. Morgan Chase & Co.	14,000	500,500
Wachovia Corp.	11,500	583,625

		2,250,815

Basic Materials — 1.6%
Metal Management, Inc.	27,500	505,175

Communications — 2.1%
Safenet, Inc.†	21,000	659,820

Consumer Products/Services — 1.9%
Fortune Brands	7,000	605,500

Diversified Technology — 1.6%
Tyco International Limited	17,500	506,275

Drug Stores — 2.3%
CVS Corp.	13,000	713,050

Electrical Equipment — 2.0%
Thomas Industries	15,500	617,985

Electronics — 1.5%
Flextronics International Limited	36,500	466,470

Energy — 4.3%
Headwaters, Inc.†	19,000	628,520
Kerr McGee Corp.	10,000	738,600

		1,367,120

Financial Services — 11.1%
American Express Co.	9,500	511,575
Capital One Financial	8,000	603,200
Chicago Mercantile Exchange Holdings	3,500	756,665
CIT Group	15,000	636,300
MBNA Corp.	20,000	421,800
Moody's Corp.	14,000	605,780

		3,535,320

Home Construction — 2.5%
Beazer Homes USA	15,000	801,900

	Shares	Value
Hospital/Medical Care — 11.1%
Cross Country, Inc.†	29,000	$491,550
Gentiva Health Services†	34,000	540,260
Sunrise Senior Living, Inc.†	16,000	834,400
United Health Group	16,000	777,280
WellPoint, Inc.†	6,500	864,500

		3,507,990

Insurance — 3.6%
Chubb Corp.	7,500	631,725
Erie Indemnity Co.	10,000	518,000

		1,149,725

Media — TV/Newspaper — 1.6%
Liberty Media	50,000	519,500

Railroads — 1.7%
Norfolk Southern Corp.	17,000	542,640

Securities Brokers — 11.9%
Bear Stearns Cos., Inc.	7,000	693,280
E-Trade Group†	47,000	580,450
Goldman Sachs	6,000	585,000
Legg Mason Inc.	9,000	739,620
Lehman Brothers Holdings Inc.	7,000	645,400
Merrill Lynch & Co., Inc.	10,000	542,600

		3,786,350

Total Common Stocks (cost $14,494,699)		22,302,435

MUTUAL FUNDS — 27.0%
Multi Cap Core Funds — 7.9%
Rydex Sector Rotation Fund†	224,417	2,504,488

Multi Cap Growth Funds — 13.2%
Rydex OTC Fund†	416,999	4,186,662

Small Cap Value Funds — 5.9%
Rydex Small Cap Value Fund†	66,349	1,867,722

Total Mutual Funds (cost $8,562,912)		8,558,872

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2005

	Shares	Value
EXCHANGE TRADED FUNDS — 9.3%
i Shares Russell 1000 Value	9,000	$595,890
i Shares Russell 2000 Value	3,000	556,350
i Shares S&P Mid Cap 400 Barra Value	5,000	648,700
i Shares S&P Value	9,000	554,670
i Shares Small Cap 600	5,000	592,500

Total Exchange Traded Funds (cost $2,039,875)		2,948,110

Total Investments — 106.6% (cost $25,097,486*)		33,809,417

Liabilities in Excess of Other Assets — (6.6)%		(2,105,529)

Net Assets		$31,703,888

* Cost for Federal income tax purposes $25,133,745.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	8,753,500

Excess of tax cost over value	77,828

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at May 31, 2005 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2005

	Principal/ Shares	Value
CORPORATE BONDS — 54.9%
Autos/Auto Parts & Accessories — 12.4%
Daimler Chrysler North America Holding Corp.,
7.2%, due 9/1/2009	$500,000	$538,579
Dana Corp.,
6.5%, due 3/15/2008	500,000	487,683
Ford Motor Company,
7.25%, due 10/1/2008	200,000	195,335
Lear Corp.,
8.11%, due 5/15/2009	500,000	511,031

		1,732,628

Banks/Savings & Loans — 7.3%
Washington Mutual, Inc.,
4.375%, due 1/15/2008	500,000	501,295
U S Bank NA,
5.7%, due 12/15/2008	500,000	522,868

		1,024,163

Computer/Hardware — 3.6%
IBM Corp.,
4.25%, due 9/15/2009	500,000	500,944

Financial Services — 8.7%
General Motors Acceptance Corp.,
6.125%, due 8/28/2007	500,000	489,012
General Motors Acceptance Corp.,
6.1%, due 2/27/2008	200,000	187,419
International Lease Finance Corp.,
6.375%, due 3/15/2009	500,000	529,834

		1,206,265

Household Products — 3.6%
Proctor & Gamble Co.,
4.3%, due 8/15/2008	500,000	505,936

Oil & Gas Exploration/Production — 3.9%
Pemex Proj. Fdg. Master Trust,
7.875%, due 2/1/2009	500,000	547,750

Retail — Department Stores — 4.0%
Wal-Mart Stores,
6.875%, due 8/10/2009	500,000	551,157

	Principal/ Shares	Value
Securities Brokers — 11.4%
Goldman Sachs Group,
6.65%, due 5/15/2009	$500,000	$540,884
Lehman Brothers, Inc.,
7.375%, due 1/15/2007	500,000	525,814
Merrill Lynch & Co.,
6.0%, due 2/17/2009	500,000	529,054

		1,595,752

Total Corporate Bonds (cost $7,723,058)		7,664,595

COMMERCIAL PAPER — 19.2%
Praxair, Inc., due 6/1/2005	2,675,000	2,674,767

Total Commercial Paper (cost $2,674,788)		2,674,767

EXCHANGE TRADED FUNDS — 18.1%
i Shares Lehman 1-3 Year Treasury Bond Fund	6,000	487,380
i Shares Lehman 7-10 Year Treasury Bond Fund	6,000	520,860
i Shares Lehman 20 Year Treasury Bond Fund	5,000	474,950
i Shares Lehman Aggregate Bond Fund	5,000	514,150
i Shares Lehman TIPS Bond Fund	5,000	536,450

Total Exchange Traded Funds (cost $2,499,620)		2,533,790

MUTUAL FUNDS — 9.5%
Fixed Income Funds — 7.0%
Western Asset Management High Yield Fund	96,525	982,621

Money Market Funds — 2.5%
Government Obligations Fund	345,408	345,408

Total Mutual Funds (cost $1,345,408)		1,328,029

Total Investments — 101.7% (cost $14,242,874*)		14,201,181

Liabilities in Excess of Other Assets — (1.7)%		(233,373)

Net Assets		$13,967,808

* Cost for Federal income tax purposes $14,242,874.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	45,078

Excess of tax cost over value	86,771

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2005

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Assets
Investments at value (identified cost of $43,461,705; $24,895,898; $25,052,521; $25,097,486; and $14,242,874, respectively)	$52,763,103	$25,822,111	$27,936,085	$33,809,417	$14,201,181
Dividends and interest receivable	4,725	19,833	5,772	13,240	135,013
Receivable for shareholder purchases	108,240	108,429	105,437	116,414	1,918
Other assets	14,075	5,345	6,768	8,902	4,000

Total assets	52,890,143	25,955,718	28,054,062	33,947,973	14,342,112

Liabilities
Payable for securities purchased		4,428,346
Payable for shareholder redemptions	177,745	150,383	100,593	145,392	346,070
Accrued distribution fees	40,991	10,864	7,474	21,809	4,149
Accrued advisory fees	28,530	10,622	16,108	23,616	4,939
Accrued accounting service fees	3,353	3,511	3,147	3,179	3,041
Accrued interest expense				7,915
Other accrued expenses	51,543	23,348	26,359	30,174	16,105
Borrowings for purchase of securities				2,012,000

Total liabilities	302,162	4,627,074	153,681	2,244,085	374,304

Net assets	$52,587,981	$21,328,644	$27,900,381	$31,703,888	$13,967,808

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)
Advisor Class	311,610	106,055	1,481,840	163,262	886,056

Class C	4,350,796	349,546	710,659	1,750,114	444,243

Class D		698,446

Net asset value and offering price per share outstanding
Advisor Class	$11.38	$18.53	$12.76	$16.70	$10.53

Class C	$11.27	$18.41	$12.65	$16.56	$10.43

Class D		$18.51

Net assets consist of
Paid-in capital	$46,746,313	$18,546,138	$26,486,197	$22,306,784	$14,240,266
Accumulated net investment income					172,589
Accumulated net realized gain (loss) from security transactions	(3,459,730)	1,856,293	(1,469,380)	685,173	(403,354)
Unrealized appreciation (depreciation) on investments	9,301,398	926,213	2,883,564	8,711,931	(41,693)

Net assets applicable to outstanding shares of beneficial interest	$52,587,981	$21,328,644	$27,900,381	$31,703,888	$13,967,808

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Year Ended May 31, 2005

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Investment income
Dividends	$286,058	$421,175	$205,473	$422,491	$16,370
Interest	19,887	21,704	18,203	2,386	491,140

Total income	305,945	442,879	223,676	424,877	507,510

Expenses
Investment advisory fees	507,321	120,182	174,037	262,193	61,661
Distribution fees:
Class C	493,364	37,095	54,673	254,248	29,294
Class D		79,575
Accounting service fees	39,643	41,164	37,064	37,505	36,121
Transfer agent fees	76,855	57,957	63,400	65,919	50,131
Custodial fees	28,546	12,632	13,626	18,037	8,514
Professional fees	119,325	46,869	58,860	68,571	35,237
Registration fees	28,019	31,654	33,463	25,442	25,744
Trustee fees	21,546	2,693	2,693	2,693	2,693
Insurance	38,018	13,571	16,516	20,293	10,544
Shareholder reports	15,871	5,660	6,187	7,292	3,466
Miscellaneous	29,670	12,589	13,510	16,012	10,728

Total operating expenses	1,398,178	461,641	474,029	778,205	274,133
Less expenses waived by investment advisor	(29,228)	(949)	(26,231)	(9,134)	(33,572)

Net operating expenses	1,368,950	460,692	447,798	769,071	240,561
Interest expense				250,569

Total expenses	1,368,950	460,692	447,798	1,019,640	240,561

Net investment income (loss)	(1,063,005)	(17,813)	(224,122)	(594,763)	266,949

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	3,486,458	3,092,784	571,743	940,653	(415,825)
Capital gain distributions from mutual funds	699,714	161,967	16,681		12,471
Change in unrealized appreciation on investments	1,483,651	(853,874)	1,656,925	3,386,124	88,631

Net realized and unrealized gain (loss) on investments	5,669,823	2,400,877	2,245,349	4,326,777	(314,723)

Net increase (decrease) in net assets resulting from operations	$4,606,818	$2,383,064	$2,021,227	$3,732,014	$(47,774)

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

STATEMENT OF CASH FLOWS

Year Ended May 31, 2005

Cash flows from operating activities
Net increase in net assets from operations	$3,732,014
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchase of investments	(41,023,695)
Proceeds from the sale of investments	45,836,089
Decrease in receivable from advisor	2,011
Decrease in other assets	961
Increase in accrued accounting service fees	3,179
Increase in advisory fee payable	23,616
Increase in distribution fee payable	2,509
Decrease in other accrued expenses	(4,876)
Net change in unrealized appreciation on investments	(3,386,124)
Net realized gain on investments	(940,653)

Net cash provided by operating activities	4,245,031

Cash flows from financing activities
Capital contributions	9,614,853
Capital withdrawals	(7,798,877)
Decrease in borrowings for purchase of securities	(6,051,000)
Decrease in accrued interest expense	(10,007)

Net cash used in financing activities	(4,245,031)

Net change in cash and cash equivalents	—

Cash and cash equivalents
Beginning of year	—
End of year	—

$—

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2005

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Operations
Net investment income (loss)	$(1,063,005)	$(17,813)	$(224,122)	$(594,763)	$266,949
Net realized gain (loss) from security transactions	3,486,458	3,092,784	571,743	940,653	(415,825)
Capital gain distributions from mutual funds	699,714	161,967	16,681		12,471
Net change in unrealized appreciation on investments	1,483,651	(853,874)	1,656,925	3,386,124	88,631

Increase (decrease) in net assets resulting from operations	4,606,818	2,383,064	2,021,227	3,732,014	(47,774)

Distributions
From net investment income:
Advisor Class		(2,861)			(104,461)
Class C		(21,810)			(26,585)
Class D		(42,901)

		(67,572)			(131,046)

From net realized gain on security transactions:
Advisor Class		(668)		(28,797)
Class C		(7,973)		(651,120)
Class D		(21,688)

		(30,329)		(679,917)

Change in net assets from Fund share transactions:
Advisor Class	3,295,243	1,875,492	(4,725,264)	2,532,099	(6,652,534)
Class C	(5,768,281)	6,046,637	8,303,460	(66,142)	4,705,052
Class D		(7,921,150)

Increase (decrease) in net assets resulting from capital share transactions	(2,473,038)	979	3,578,196	2,465,957	(1,947,482)

Total increase (decrease) in net assets	2,133,780	2,286,142	5,599,423	5,518,054	(2,126,302)
Net assets
Beginning of year	50,454,201	19,042,502	22,300,958	26,185,834	16,094,110

End of year	$52,587,981	$21,328,644	$27,900,381	$31,703,888	$13,967,808

Undistributed net investment income	—	—	—	—	$172,589

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2004

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Operations
Net investment income (loss)	$(1,108,950)	$140,821	$(68,579)	$(444,956)	$68,631
Net realized gain (loss) from security transactions	5,726,169	869,117	1,762,987	3,603,498	97,949
Capital gain distributions from mutual funds	183,079	63,573
Net change in unrealized appreciation on investments	5,024,469	1,155,531	1,886,007	1,849,033	(293,096)

Increase (decrease) in net assets resulting from operations	9,824,767	2,229,042	3,580,415	5,007,575	(126,516)

Distributions
From net investment income		(119,840)			(69,612)
From net realized gain on security transactions					(144,290)

Decrease in net assets resulting from distributions		(119,840)			(213,902)

Capital share transactions
Proceeds from sale of shares	11,923,930	7,958,495	8,434,845	11,260,468	8,591,069
Value of shares issued upon reinvestment of dividends		104,961			198,897
Cost of shares redeemed	(10,402,360)	(2,503,189)	(3,031,028)	(6,300,889)	(8,486,015)

Increase (decrease) in net assets resulting from capital share transactions	1,521,570	5,560,267	5,403,817	4,959,579	303,951

Total increase (decrease) in net assets	11,346,337	7,669,469	8,984,232	9,967,154	(36,467)
Net assets
Beginning of year	39,107,864	11,373,033	13,316,726	16,218,680	16,130,577

End of year	$50,454,201	$19,042,502	$22,300,958	$26,185,834	$16,094,110

Share transactions
Shares sold	1,251,548	495,792	752,497	815,906	801,326
Shares reinvested		6,251			18,572
Shares redeemed	1,070,402	157,684	272,067	444,579	783,833

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (3)(4)		Class C Shares
	For the Period Ended May 31, 2005		For the Years Ended May 31,
			2005 (4)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.62		$10.30	$8.29	$8.99	$11.56	$15.55

Income from investment operations
Net investment loss	(.13)		(.23)	(0.23)	(0.19)	(0.20)	(0.22)
Net realized and unrealized gain (loss) on investments	.89		1.20	2.24	(0.51)	(1.83)	(2.07)

Total income (loss) from investment operations	0.76		0.97	2.01	(0.70)	(2.03)	(2.29)

Distributions
From net realized gain on security transactions						(0.54)	(1.70)

Total distributions						(0.54)	(1.70)

Net asset value, end of year/period	$11.38		$11.27	$10.30	$8.29	$8.99	$11.56

Total return (1)	7.16%		9.42%	24.25%	(7.79)%	(17.94)%	(16.82)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,546		$49,042	$50,454	$39,108	$47,254	$63,761
Ratio of expenses to average net assets (2)	1.72	% (5)	2.72%	2.85%	2.94%	2.76%	2.42%
Ratio of net investment loss to average net assets	(1.12	)% (5)	(2.12)%	(2.33)%	(2.41)%	(1.93)%	(1.63)%
Portfolio turnover rate	131%		131%	117%	97%	57%	60%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 1.78%, 2.78%, 2.89%, 2.98%, 2.76%, and 2.57%, respectively.

(3)	Commencement of operations was July 1, 2004.

(4)	Per share information has been calculated using the average number of shares outstanding.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (3)(4)		Class C Shares (3)(4)		Class D Shares
	For the Period Ended May 31, 2005		For the Period Ended May 31, 2005		For the Years Ended May 31,
					2005 (4)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.78		$16.78		$16.45	$13.98	$15.31	$16.54	$22.83

Income from investment operations
Net investment income (loss)	0.08		(0.08)		—	0.14	0.01	(0.13)	0.03
Net realized and unrealized gain (loss) on investments	1.81		1.81		2.14	2.45	(1.34)	(1.07)	(2.37)

Total income (loss) from investment operations	1.89		1.73		2.14	2.59	(1.33)	(1.20)	(2.34)

Distributions
From net investment income	(0.11)		(0.07)		(0.05)	(0.12)		(0.01)	(0.16)
From net realized gain on security transactions	(0.03)		(0.03)		(0.03)			(0.02)	(3.79)

Total distributions	(.14)		(.10)		(.08)	(0.12)		(0.03)	(3.95)

Net asset value, end of year/period	$18.53		$18.41		$18.51	$16.45	$13.98	$15.31	$16.54

Total return (1)	11.28%		10.31%		13.01%	18.51%	(8.69)%	(7.30)%	(11.32)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,966		$6,437		$12,926	$19,043	$11,373	$10,467	$9,952
Ratio of expenses to average net assets (2)	1.72	% (5)	2.72	% (5)	2.22%	2.08%	2.17%	2.13%	1.84%
Ratio of net investment income (loss) to average net assets	0.49	% (5)	(0.50	)% (5)	(0.01)%	0.89%	0.03%	(0.97)%	(0.27)%
Portfolio turnover rate	178%		178%		178%	113%	100%	30%	89%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 1.72%, 2.72%, 2.22%, 2.09%, 2.28%, 2.24%, and 2.09%, respectively.

(3)	Commencement of operations was July 1, 2004.

(4)	Per share information has been calculated using the average number of shares outstanding.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

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MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class C Shares (3)(4)		Advisor Class Shares
	For the Period Ended May 31, 2005		For the Years Ended May 31,
			2005 (4)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.15		$11.80	$9.45	$10.09	$12.14	$14.96

Income from investment operations
Net investment loss	(0.20)		(0.08)	(0.04)	(0.03)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.70		1.04	2.39	(0.61)	(2.00)	(2.43)

Total income (loss) from investment operations	0.50		0.96	2.35	(0.64)	(2.05)	(2.48)

Distributions
From net realized gain on security transactions							(0.32)
In excess of realized gains							(0.02)

Total distributions							(0.34)

Net asset value, end of year/period	$12.65		$12.76	$11.80	$9.45	$10.09	$12.14

Total return (1)	4.12%		8.14%	24.87%	(6.34)%	(16.89)%	(16.76)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,993		$18,907	$22,301	$13,317	$13,936	$13,764
Ratio of expenses to average net assets (2)	2.58	% (5)	1.58%	1.25%	1.22%	1.25%	1.24%
Ratio of net investment loss to average net assets	(1.68	)% (5)	(0.68)%	(0.37)%	(0.40)%	(0.54)%	(0.38)%
Portfolio turnover rate	165%		165%	137%	31%	43%	20%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%, 1.68%, 1.60%, 1.77%, 1.57%, and 1.44%, respectively.

(3)	Commencement of operations was July 1, 2004.

(4)	Per share information has been calculated using the average number of shares outstanding.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

FINANCIAL HIGHLIGHTS

	Advisor Class Shares (4)(5)		Class C Shares
	For the Period Ended May 31, 2005		For the Years Ended May 31,
			2005 (5)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.57		$14.96	$11.76	$12.92	$17.44	$15.94

Income from investment operations
Net investment loss	(0.19)		(0.35)	(0.25)	(0.18)	(0.33)	(0.35)
Net realized and unrealized gain on investments	1.69		2.32	3.45	(0.98)	(4.19)	2.51

Total income (loss) from investment operations	1.50		1.97	3.20	(1.16)	(4.52)	2.16

Distributions
From net realized gain on security transactions	(0.37)		(0.37)				(0.66)

Total distributions	(0.37)		(0.37)				(0.66)

Net asset value, end of year/period	$16.70		$16.56	$14.96	$11.76	$12.92	$17.44

Total return (1)	9.53%		13.05%	27.21%	(8.98)%	(25.92)%	13.25%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,727		$28,977	$26,186	$16,219	$16,171	$19,334
Ratio of operating expenses to average net assets (2)	1.76	% (6)	2.66%	2.59%	2.57%	2.59%	2.47%
Ratio of total expenses to average net assets (3)	2.62	% (6)	3.52%	3.40%	3.50%	3.73%	4.21%
Ratio of net investment income to average net assets	(1.16	)% (6)	(2.06)%	(1.93)%	(1.79)%	(2.37)%	(2.13)%
Portfolio turnover rate	113%		113%	70%	117%	73%	82%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of operating expenses to average net assets would have been 1.79%, 2.69%, 2.68%, 2.84%, 2.59%, and 2.47%, respectively.

(3)	Without fees waived by the investment advisor and distributor, the ratio of total expenses to average net assets would have been 2.65%, 3.55%, 3.49%, 3.77%, 3.73%, and 4.21%, respectively.

(4)	Commencement of operations was July 1, 2004.

(5)	Per share information has been calculated using the average number of shares outstanding.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

FINANCIAL HIGHLIGHTS

	Class C Shares (3)(4)		Advisor Class Shares
	For the Period Ended May 31, 2005		For the Years Ended May 31,
			2005 (4)	2004	2003	2002	2001
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.62		$10.63	$10.91	$10.49	$10.58	$10.02

Income from investment operations
Net investment income	0.07		0.20	0.06	0.16	0.34	0.57
Net realized and unrealized gain (loss) on investments	(0.19)		(0.20)	(0.15)	0.46	0.04	0.74

Total income (loss) from investment operations	(0.12)		—	(0.09)	0.62	0.38	1.31

Distributions
From net investment income	(0.07)		(0.10)	(0.06)	(0.20)	(0.47)	(0.75)
From net realized gain on security transactions				(0.13)

Total distributions	(0.07)		(0.10)	(0.19)	(0.20)	(0.47)	(0.75)

Net asset value, end of year/period	$10.43		$10.53	$10.63	$10.91	$10.49	$10.58

Total return (1)	(1.14)%		0.06%	(0.88)%	5.90%	3.67%	13.25%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,634		$9,334	$16,094	$16,131	$9,342	$6,577
Ratio of expenses to average net assets (2)	2.37	% (5)	1.37%	0.84%	0.86%	0.85%	0.85%
Ratio of net investment income to average net assets	0.92	% (5)	1.92%	0.48%	1.59%	3.45%	6.53%
Portfolio turnover rate	189%		189%	115%	77%	227%	0%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%, 1.59%, 1.29%, 1.27%, 1.37%, and 1.53%, respectively.

(3)	Commencement of operations was July 1, 2004.

(4)	Per share information has been calculated using the average number of shares outstanding.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS

May 31, 2005

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multiple Index Fund (formerly “Multiple Index Trust”), Value Fund (formerly “Yorktown Classic Value Trust”), and Income Fund (formerly “Treasuries Trust”) (collectively the “Funds”). Each Fund offers Class C and Advisor Class shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the Fund on July 1, 2004 and continue to remain invested in the Fund.

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) shares of investment companies (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The fund seeks to achieve its objective by investing primarily in (1) underlying funds that seek to achieve an objective of high current income or total return by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Multiple Index Fund’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing primarily in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The Value Fund’s investment objective is growth of capital, as well as income. The fund seeks to achieve its objective by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

The Income Fund’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing primarily in income-producing securities, including U.S. Government securities and corporate bonds. In addition, the fund may invest up to 35% of its total assets in underlying funds and index securities.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including exchange traded funds, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities and corporate bonds are valued at the mean between the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Borrowings

The Value Fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of May 31, 2005, the balance due for securities purchased through leveraging was $2,012,000. The average daily balance during the year ended May 31, 2005 was $7,219,992 or $3.89 per share, based on average shares outstanding of 1,854,497. The maximum amount of borrowings outstanding at any month-end during the year was $8,476,000. Value Fund’s investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold or repledged.

Interest is charged at a rate of 1.50% plus the Fed Funds rate (4.5625% as of May 31, 2005). Interest expense for the Value Fund amounted to $250,569 for the year ended May 31, 2005.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Growth Fund and ..75% of the average daily net assets exceeding $100 million; .60% of the average daily net assets of the Capital Income Fund; .70% of the average daily net assets of the Multiple Index Fund; .90% of the average daily net assets of the Value Fund and ..40% of the average daily net assets of the Income Fund. With respect to the Growth Fund and Capital Income Fund, the Advisor reduces its advisory fees (not below zero) to the extent that Yorktown Distributors, Inc., an affiliated broker-dealer, receives any dealer reallowances or 12b-1 fees resulting from a Fund’s purchase of shares of underlying funds. During the year ended May 31, 2005, the Advisor waived $29,228 and $949 of its fees for the Growth Fund and Capital Income Fund, respectively, under this arrangement. In addition, prior to October 1, 2004, the Advisor contractually agreed to limit the expenses of the Multiple Index Fund, Value Fund and Income Fund. For the year ended May 31, 2005, fee waivers under this agreement amounted to $26,231, $9,134 and $33,572, respectively.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended May 31, 2005, the Advisor received $39,643, $41,164, $37,064, $37,505, and $36,121 from the Growth Fund, Capital Income Fund, Multiple Index Fund, Value Fund, and Income Fund, respectively.

4.	Investment Activity

For the year ended May 31, 2005, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$65,665,470	$68,395,000	$—	$—
Capital Income Fund	33,975,257	34,617,350	—	—
Multiple Index Fund	43,121,150	39,903,797	—	—
Value Fund	41,023,695	45,836,089	—	—
Income Fund	11,231,275	—	12,998,852	27,579,291

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

5.	Fund Share Transactions

Share transactions for the year ended May 31, 2005 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Growth Fund:
Advisor Class	$3,469,934		$(174,691)	$3,295,243	327,433		(15,823)	311,610
Class C	6,354,077		(12,122,358)	(5,768,281)	606,291		(1,155,865)	(549,574)

Capital Income Fund:
Advisor Class	1,998,455	3,530	(126,493)	1,875,492	112,851	190	(6,986)	106,055
Class C	7,504,099	26,331	(1,483,793)	6,046,637	438,328	1,418	(90,200)	349,546
Class D	1,589,802	55,447	(9,566,399)	(7,921,150)	93,016	2,976	(555,254)	(459,262)

Multiple Index Fund:
Advisor Class	4,690,570		(9,415,834)	(4,725,264)	385,347		(793,517)	(408,170)
Class C	9,128,474		(825,014)	8,303,460	780,005		(69,346)	710,659

Value Fund:
Advisor Class	2,678,430	28,721	(175,052)	2,532,099	172,453	1,652	(10,843)	163,262
Class C	6,431,403	590,655	(7,088,200)	(66,142)	422,165	34,142	(457,120)	(813)

Income Fund:
Advisor Class	1,236,297	102,355	(7,991,186)	(6,652,534)	114,916	9,666	(753,115)	(628,533)
Class C	5,361,694	24,251	(680,893)	4,705,052	507,080	2,305	(65,142)	444,243

At May 31, 2005, net assets per class consisted of the following:

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Advisor Class	$3,546,361	$1,965,480	$8,992,850	$2,727,227	$9,333,680
Class C	49,041,620	6,436,758	18,907,531	28,976,661	4,634,128
Class D	—	12,926,406	—	—	—

6.	Capital Loss Carryovers

At May 31, 2005, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Growth Fund	$655,160	2009
	2,711,297	2010
Capital Income Fund	—	—
Multiple Index Fund	1,459,173	2010
Value Fund	—	—
Income Fund	124,619	2012

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The tax character of distributions paid during 2005 and 2004 were as follows:

	2005
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Growth Fund	$—	$—	$—	$—
Capital Income Fund	97,901	—	—	97,901
Multiple Index Fund	—	—	—	—
Value Fund	—	679,917	—	679,917
Income Fund	131,046	—	—	131,046

	2004
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Growth Fund	$—	$—	$—	$—
Capital Income Fund	119,840	—	—	119,840
Multiple Index Fund	—	—	—	—
Value Fund	—	—	—	—
Income Fund	130,511	83,391	—	213,902

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

The tax-basis components of distributable earnings at May 31, 2005 were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post- October Loss Push	Paid-In Capital	Net Assets
Growth Fund	$—	$—	$9,208,125	$(3,366,457)	$—	$46,746,313	$52,587,981
Capital Income Fund	—	1,861,764	920,742	—	—	18,546,138	21,328,644
Multiple Index Fund	—	—	2,873,357	(1,459,173)	—	26,486,197	27,900,381
Value Fund	—	721,432	8,675,672	—	—	22,306,784	31,703,888
Income Fund	172,589	—	(41,693)	(124,619)	(278,735)	14,240,266	13,967,808

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the year ended May 31, 2005, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Growth Fund	Capital Income Fund	Multiple Index Fund	Value Fund	Income Fund
Undistributed net investment income	$1,063,005	$38,326	$224,122	$594,763	$—
Undistributed net realized gain	—	30,329	—	(193,232)	—
Paid-in-capital	(1,063,005)	(68,655)	(224,122)	(401,531)	—

8.	Change of Auditors

On March 28, 2005, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm for the Trust. On March 28, 2005, the Trust retained Tait Weller & Baker (“Tait”) as its independent registered public accounting firm. The retention of Tait as the independent registered public accounting firm of the Trust has been approved by the Trust’s Audit Committee and Board of Trustees.

The reports of PwC on the financial statements of the Trust for the fiscal years prior to March 28, 2005 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the periods prior to March 28, 2005, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders

American Pension Investors Trust

Lynchburg, Virginia

We have audited the accompanying statement of assets and liabilities of American Pension Investors Trust (comprised of the Growth Fund, Capital Income Fund, Multiple Index Fund, Value Fund, and Income Fund, collectively referred to as the “Funds”), including the portfolio of investments, as of May 31, 2005, and the related statement of operations, the cash flows of the Value Fund, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2004, and the financial highlights for each of the four years in the period ended May 31, 2004 were audited by other auditors whose report dated June 23, 2004 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2005, the results of their operations, the cash flows of the Value Fund, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker

Philadelphia, Pennsylvania

June 24, 2005

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period [December 1, 2004 to May 31, 2005].

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 5/31/2005	Expenses Paid * During the Period	Annualized Expense Ratio
Growth Fund
Advisor Class				1.72%
Actual	$1,000.00	$1,007.10	$8.61
Hypothetical (5% return before expenses)	1,000.00	1,016.36	8.65
Class C				2.72%
Actual	1,000.00	1,001.80	13.57
Hypothetical (5% return before expenses)	1,000.00	1,011.37	13.64

Capital Income Fund
Advisor Class				1.72%
Actual	1,000.00	1,022.00	8.67
Hypothetical (5% return before expenses)	1,000.00	1,016.36	8.65
Class C				2.72%
Actual	1,000.00	1,017.10	13.68
Hypothetical (5% return before expenses)	1,000.00	1,011.37	13.64
Class D				2.22%
Actual	1,000.00	1,019.80	11.18
Hypothetical (5% return before expenses)	1,000.00	1,013.86	11.14

Multiple Index Fund
Advisor Class				1.58%
Actual	1,000.00	996.90	7.87
Hypothetical (5% return before expenses)	1,000.00	1,017.05	7.94
Class C				2.58%
Actual	1,000.00	991.40	12.81
Hypothetical (5% return before expenses)	1,000.00	1,012.07	12.94

Value Fund
Advisor Class				2.62%
Actual	1,000.00	1,003.70	13.09
Hypothetical (5% return before expenses)	1,000.00	1,011.87	13.14
Class C				3.52%
Actual	1,000.00	999.50	17.55
Hypothetical (5% return before expenses)	1,000.00	1,007.38	17.62

Income Fund
Advisor Class				1.37%
Actual	1,000.00	998.70	6.83
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.89
Class C				2.37%
Actual	1,000.00	993.30	11.78
Hypothetical (5% return before expenses)	1,000.00	1,013.11	11.90

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (182) and divided by 365.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 54	President and Trustee	Since 1985	All (consisting of five portfolios)

President and Director, Yorktown

Management & Research Company, Inc.;

President and Director, Yorktown Distributors, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate). He is the brother of Louis B. Basten III.

Louis B. Basten III Age 62	Secretary/ Treasurer and Trustee	Since 1993	All (consisting of five portfolios)	Secretary/Treasurer and Director, Yorktown Management & Research Company, Inc.; Secretary/Treasurer and Director, Yorktown Distributors, Inc.; President, Mid-State Insurance; Secretary/Treasurer, The Travel Center of Virginia, Inc.; Managing Partner, The Rivermont Company (real estate). He is the brother of David D. Basten.

Mark A. Borel Age 53	Trustee	Since 1985	All (consisting of five portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); President, Borel Associates (real estate); Partner, James Riviera, L.L.C. (real estate); President, MOBOWAD, Inc. (real estate); Partner, New London Development Company (real estate); Vice-President, Winnbo Electric (electrical contractor); Partner, HAB, L.L.C. (real estate); President, JAMBO International (commercial real estate); Partner, City Place, LLC (commercial real estate); Partner, JAMBORITA, LLC (commercial real estate).

Stephen B. Cox Age 57	Trustee	Since 1995	All (consisting of five portfolios)	Sole Proprietor, Legacy Logging; Vice President, Healing Harvest Forest Foundation (non-profit).

G. Edgar Dawson III Age 49	Trustee	Since 1995	All (consisting of five portfolios)	Shareholder, Officer and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).

Wayne C. Johnson Age 52	Trustee	Since 1988	All (consisting of five portfolios)	Vice President of Operations, C.B. Fleet Company, Inc. (pharmaceuticals); prior to January 2003, he was Director of Operations at the same company.

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David Basten and Mr. Louis Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

431 N. Pennsylvania Street

Indianapolis, IN 46204

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The Registrant has not made any amendments to its code of ethics during the covered period. The Registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Registrant at (800) 544-6060.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, the Board of Trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Committee, including the evaluation of the Registrant's financial statements, supervision of the Registrant's preparation of its financial statements, and oversight of the work of the Registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fee: The aggregate fees billed for the fiscal years ended May 31, 2004 and May 31, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $51,000 and $57,500,  respectively.

(b)

Audit-Related Fees: The aggregate fees billed for the fiscal years ended May 31, 2004 and May 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)

Tax Fees: The aggregate fees billed for the fiscal years ended May 31, 2004 and May 31, 2005 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $19,950, and$12,500, respectively .

(d)

All Other Fees: The aggregate fees billed for the fiscal years ended May 31, 2004 and May 31, 2005 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)

Pre-Approval Policies and Procedures. The Registrant's Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee:
(b) Not applicable.
(c) 100%.
(d) Not applicable.
(f)	Not applicable.
(g)

Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended May 31, 2004 and May 31, 2005 by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

This schedule is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the President and Chief Financial Officer of American Pension Investors Trust have concluded that such disclosure controls and procedures are effective as of May 31, 2005.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a- 3(d) of American Pension Investors Trust that occurred during the second fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Exhibits.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not Applicable to the Registrant.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: August 8, 2005

/s/ David D. Basten

David D. Basten

President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 8, 2005

/s/ David D. Basten

David D. Basten

President

Date: August 8, 2005

/s/ Charles D. Foster

Charles D. Foster

Chief Financial Officer

Certification

I, David D. Basten, certify that:

1.

I have reviewed this report on Form N-CSR of American Pension Investors Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

 (c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions);

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 8, 2005

/s/ David D. Basten

David D. Basten

President

Certification

I, Charles D. Foster, certify that:

1.

I have reviewed this report on Form N-CSR of American Pension Investors Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 8, 2005

/s/ Charles D. Foster

Charles D. Foster

Chief Financial Officer

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, the undersigned officers of American Pension Investors Trust, do hereby certify, to the best of their knowledge, that the report on Form N-CSR of American Pension Investors Trust for the fiscal year ended May 31, 2005 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable, and that the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of American Pension Investors Trust for the stated period.

/s/ David D. Basten David D. Basten President /s/ Charles D. Foster Charles D. Foster Chief Financial Officer
Date: August 8, 2005

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and shall not be deemed as filed by American Pension Investors Trust as part of the report or as a separate disclosure document.